Organization and principal activities - Narratives (Details) - CNY (¥)	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 07, 2023	May 26, 2023	Nov. 30, 2022
WISMASS BVI
Organization and principal activities
Percentage of interest held	18.1488%
Jiade Zhigao
Organization and principal activities
Percentage of ownership held		99.96%	99.18%
Jiade Zhigao | WISMASS HK
Organization and principal activities
Percentage of interest held					18.00%
Jiade Zhigao | Mr. Yuan Li
Organization and principal activities
Percentage of ownership held						51.33%
Jiade Zhigao | Mr. Yuan Li | WISMASS HK
Organization and principal activities
Percentage of interest held					9.8901%	9.00%
Total consideration on percentage of equity interest acquired					¥ 751,648	¥ 180,000
Shenzhen Kebiao
Organization and principal activities
Percentage of ownership held		99.95%	99.00%
WISMASS HK
Organization and principal activities
Percentage of ownership held		100.00%	100.00%
WISMASS HK | WISMASS BVI
Organization and principal activities
Percentage of ownership held	100.00%
Shenzhen Kebiao | Jiade Zhigao | Mr. Yuan Li, Ms. Zhirong Zhou, Sichuan Zhongtaizhigao Information Technology Consulting Partnership, and Sichuan Jiaduozhigao Information Technology Consulting Partnership
Organization and principal activities
Percentage of ownership held				82.00%
Percentage of equity interest given in exchange				1.00%
Jiadezhigao HK | Shenzhen Kebiao
Organization and principal activities
Percentage of ownership held				99.00%
Percentage of ownership held by NCI				1.00%
WISMASS HK
Organization and principal activities
Number of shares issued in transaction	4,035,471